Statement of Financial Position - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024		Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Current assets
TOTAL ASSETS	$ 1	$ 1	$ 1
Equity
Share Capital	1	1	1
Retained losses	(18,503)	(4,302)	(6,303)
TOTAL EQUITY	(18,502)	(4,302)	(6,302)
Current liabilities
TOTAL LIABLITIES	18,503	4,303	6,303
TOTAL EQUITY AND LIABILITIES	$ 1	1	$ 1
Alps Global Holding Berhad [Member]
Non-Current Assets
Property, plant and equipment						$ 2,591,861		$ 3,035,875
Right-of-use assets						480,123		467,515
Intangible assets						837,803		200,407
Other investments
Investment in associates						1,506,644		10,714
Total Non-Current Assets						5,416,431		3,714,511
Current assets
Inventories						364,137		417,409
Trade receivables						74,016		20,887
Other receivables, deposits and prepayments						234,873		306,410
Amount due from associates						2,145		2,463
Tax recoverable						148,864		79,402
Cash and cash equivalents						460,467		261,814
Total Current Assets						1,284,502		1,088,385
TOTAL ASSETS						6,700,933		4,802,896
Equity
Share Capital						13,531,607		11,089,838
Share application money								109,074
Merger reserves						(3,067,047)		(3,067,047)
Retained losses						(8,651,666)		(6,351,762)
Foreign translation reserve						(245,711)		(124,413)
Equity Attributable to the Owners of the Company						1,567,183		1,655,690
Non-controlling interests						(116,191)		(24,934)
TOTAL EQUITY						1,450,992		1,630,756
Non-Current Liabilities
Hire purchase liabilities								7,695
Lease liabilities						194,362		173,725
Deferred tax liabilities								7,797
Total Non-Current Liabilities						194,362		189,217
Current liabilities
Trade and other Payables						175,599		139,240
Other payables and accruals						956,063		271,790
Amount due to directors						3,610,711		2,190,149
Hire purchase liabilities						7,260		11,167
Lease liabilities						305,946		327,810
Tax liabilities								42,767
Total Current Liabilities						5,055,579		2,982,923
TOTAL LIABLITIES						5,249,941		3,172,140
TOTAL EQUITY AND LIABILITIES						6,700,933		4,802,896
Alps Life Science Inc [Member]
Non-Current Assets
Property, plant and equipment		2,783,326					$ 2,794,701
Right-of-use assets		705,367					284,998
Intangible assets		935,826					188,646
Other investments
Investment in associates		1,762,570					7,026
Total Non-Current Assets		6,187,089					3,275,371
Current assets
Inventories		553,248					432,095
Trade receivables		341,356					492,319
Other receivables, deposits and prepayments		309,308					240,371
Amount due from associates							158
Tax recoverable		168,892					122,837
Cash and cash equivalents		525,204					467,374
Total Current Assets		1,898,008					1,755,154
TOTAL ASSETS		8,085,097					5,030,525
Equity
Share Capital		13,531,607			[1]		11,089,838
Share application money							895,927
Merger reserves		(3,067,047)					(3,067,047)
Retained losses		(9,822,608)		(6,441)			(7,205,167)
Foreign translation reserve		(107,209)					(269,736)
Equity Attributable to the Owners of the Company		534,743					1,443,815
Non-controlling interests		(207,280)					(25,304)
TOTAL EQUITY		327,463		(6,441)		1,451,146	1,418,511
Non-Current Liabilities
Hire purchase liabilities
Lease liabilities		663,011					119,878
Deferred tax liabilities							7,340	7,797
Total Non-Current Liabilities		663,011					127,218
Current liabilities
Trade and other Payables		470,553					521,034
Other payables and accruals		1,076,568					291,185
Advance from customer		155,595
Amount due to directors		5,201,137					2,475,735
Hire purchase liabilities		3,098					12,242
Lease liabilities		145,435					184,600
Tax liabilities		42,236
Total Current Liabilities		7,094,623					3,484,796
TOTAL LIABLITIES		$ 7,757,634		6,441			$ 3,612,014
TOTAL EQUITY AND LIABILITIES
Cilo Cybin Holdings Limited [member]
Current assets
Cash and cash equivalents						63,275,711		77,239
TOTAL ASSETS						63,275,711		77,239
Equity
Share Capital						52,177,041		10,000
Retained losses						(96,569)		(552,004)
TOTAL EQUITY						52,080,472		(542,004)
Current liabilities
Trade and other Payables						2,949,697		317,243
Other payables and accruals						45,093		239,513
Shareholders Loan						516,039		302,000
Proceeds from proposed share subscription						7,729,503
TOTAL LIABLITIES						11,195,239		619,243
TOTAL EQUITY AND LIABILITIES						$ 63,275,711		$ 77,239

[1]	represent an amount of USD0.00001.